Income Taxes - Changes in deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IFRS Statement [Line Items]
Beginning balance	$ 14,601	$ 13,039
Recognized in profit or loss	(8,348)	1,524
Recognized in other comprehensive income	(27)	38
Ending balance	6,226	14,601
Inventory [Member]
IFRS Statement [Line Items]
Beginning balance	4,426	5,089
Recognized in profit or loss	(1,471)	(663)
Recognized in other comprehensive income	0	0
Ending balance	2,955	4,426
Tax credit carryforwards [Member]
IFRS Statement [Line Items]
Beginning balance	7,780	5,645
Recognized in profit or loss	(7,780)	2,135
Recognized in other comprehensive income	0	0
Ending balance	0	7,780
Operating loss carryforward [member]
IFRS Statement [Line Items]
Beginning balance	1,013	1,254
Recognized in profit or loss	(258)	(241)
Recognized in other comprehensive income	0	0
Ending balance	755	1,013
Accrued compensated absences [Member]
IFRS Statement [Line Items]
Beginning balance	735	588
Recognized in profit or loss	166	147
Recognized in other comprehensive income	0	0
Ending balance	901	735
Allowance for sales discounts [Member]
IFRS Statement [Line Items]
Beginning balance	411	576
Recognized in profit or loss	309	(165)
Recognized in other comprehensive income	0	0
Ending balance	720	411
Depreciation [Member]
IFRS Statement [Line Items]
Beginning balance	561	521
Recognized in profit or loss	40	40
Recognized in other comprehensive income	0	0
Ending balance	601	561
Unrealised Foreign Exchange Gains Losses Member
IFRS Statement [Line Items]
Beginning balance	162	102
Recognized in profit or loss	(233)	60
Recognized in other comprehensive income	0	0
Ending balance	(71)	162
Remeasurement of defined benefit plans [Member]
IFRS Statement [Line Items]
Beginning balance	(107)	(139)
Recognized in profit or loss	(4)	(6)
Recognized in other comprehensive income	(27)	38
Ending balance	(138)	(107)
Acquired Intangible Assets [Member]
IFRS Statement [Line Items]
Beginning balance	(1,014)	(1,255)
Recognized in profit or loss	258	241
Recognized in other comprehensive income	0	0
Ending balance	(756)	(1,014)
Others [member]
IFRS Statement [Line Items]
Beginning balance	634	658
Recognized in profit or loss	625	(24)
Recognized in other comprehensive income	0	0
Ending balance	$ 1,259	$ 634